Annual Total Returns[BarChart] - Balanced-Risk Commodity Strategy - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.59%)	3.34%	(14.10%)	(16.04%)	(16.80%)	11.59%	4.49%	(12.18%)	4.20%	7.75%